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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2006

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                        Lonestar Capital Management, LLC
                               One Maritime Plaza
                                    Suite 750
                         San Francisco, California 94111

                         Form 13F File Number: 28-11133

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                    Yedi Wong
                             Chief Financial Officer
                                 (415) 362-7677





                                  /s/ Yedi Wong
                            ------------------------
                            San Francisco, California
                                February 7, 2007



                                  Report Type:
                               13F Holdings Report

                              Form 13F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        0

                     Form 13F Information Table Entry Total:

                                       15

                     Form 13F Information Table Value Total:

                               $55,704 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


COLUMN 1                          COLUMN 2   COLUMN 3    COLUMN 4 COLUMN 5           COLUMN 6 COLUMN7 COLUMN 8

Name Of Issuer                    Title                  Value     Shares/  SH/ PUT/ INVESTMT OTHER            VOTING AUTORITY
                                  of Class   CUSIP       ($1,000)  PRN AMT  PRN CALL DSCRET   MGRS    SOLE     SHARED NONE
-------------------------------   ---------- ---------   -------- --------  --- ---- -------- -----   -------  ------ ----
Amazon                            COM        023135106     $1,973   50,000  SH  PUT  SOLE     NONE     50,000
C H Robinson Worldwide Inc        COM        12541W209     $2,862   70,000  SH  PUT  SOLE     NONE     70,000
Genitope Corporation              COM        37229P507       $246   70,000  SH       SOLE     NONE     70,000
Ishares Russell 2000 Index Fund   COM        464287655     $7,803  100,000  SH  PUT  SOLE     NONE    100,000
JP Morgan Chase & Co              COM        46625H100     $3,864   80,000  SH  PUT  SOLE     NONE     80,000
KHD Humboldt Wedag Intl Ltd       COM        482462108       $802   20,000  SH       SOLE     NONE     20,000
Lam Research Corp                 COM        512807108     $1,519   30,000  SH  PUT  SOLE     NONE     30,000
Nasdaq I -- Trust Ser I Index     COM        631100104    $12,948  300,000  SH  PUT  SOLE     NONE    300,000
New York Times Co                 COM        650111107       $731   30,000  SH  CALL SOLE     NONE     30,000
PF Chang's China Bistro           COM        69333Y108     $1,535   40,000  SH  PUT  SOLE     NONE     40,000
QuadraMed Corporation             COM        74730W101       $512  185,577  SH       SOLE     NONE    185,577
Retail Ventures Inc               COM        76128Y102     $3,998  210,000  SH       SOLE     NONE    210,000
Standard & Poor's Dep Rcpts       COM        78462F103    $14,162  100,000  SH  PUT  SOLE     NONE    100,000
Winn-Dixie Stores Inc Ser Class   COM        974280307     $1,621  120,051  SH       SOLE     NONE    120,051
Young Broadcasting Inc            COM-CL A   987434107     $1,128  400,000  SH       SOLE     NONE    400,000